Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Equipment
Schedule of carrying value of the right-of-use asset

Cost	Total
$
Balance, December 31, 2021	—
Additions	25,779
Balance, December 31, 2022	25,779

Accumulated amortization	Total
$
Balance, December 31, 2021 and 2020	—
Amortization	3,721
Balance, December 31, 2022	3,721

Carrying values	Total
$
At December 31, 2021 and 2020	—
At December 31, 2022	22,058